Schedule III Supplementary Insurance Information Supplementary Insurance Information	12 Months Ended
Dec. 31, 2012
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
SUPPLEMENTARY INSURANCE INFORMATION
(In millions)

Segment	Deferred Policy Acquisition Costs and Present Value of Future Profits	Future Policy Benefits, Unpaid Losses and Loss Adjustment Expenses	Unearned Premiums	Other Policyholder Funds and Benefits Payable

As of December 31, 2012
Property & Casualty Commercial	$407	$16,020	$3,170	$—
Consumer Markets	141	1,926	1,799	—
Property & Casualty Other Operations	—	3,771	1	—
Group Benefits	43	6,791	68	228
Mutual Funds	22	—	—	—
Talcott Resolution	5,112	12,485	106	70,669
Corporate	—	(1)	1	4
Consolidated	$5,725	$40,992	$5,145	$70,901
As of December 31, 2011
Property & Casualty Commercial	$417	15,438	3,235	—
Consumer Markets	139	2,060	1,803	—
Property & Casualty Other Operations	—	4,053	1	—
Group Benefits	42	6,796	76	266
Mutual Funds	27	—	—	4
Talcott Resolution	5,931	12,670	106	75,803
Corporate	—	(1)	1	—
Consolidated	$6,556	$41,016	$5,222	$76,073

Segment	Earned Premiums, Fee Income and Other	Net Investment Income (Loss)	Benefits, Losses and Loss Adjustment Expenses	Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	Insurance Operating Costs and Other Expenses [1]	Net Written Premiums [2]
For the year ended December 31, 2012
Property & Casualty Commercial	$6,361	$924	$4,575	$927	$1,139	6,209
Consumer Markets	3,791	159	2,630	332	769	3,630
Property & Casualty Other Operations	(2)	149	65	—	28	8
Group Benefits	3,810	405	3,029	33	1,033	—
Mutual Funds	599	(3)	—	35	452	—
Talcott Resolution	3,548	6,926	7,312	661	1,833	—
Corporate	168	31	—	—	1,850	—
Consolidated	$18,275	$8,591	$17,611	$1,988	$7,104	$9,847
For the year ended December 31, 2011
Property & Casualty Commercial	6,224	910	4,584	917	1,170	6,176
Consumer Markets	3,903	187	2,886	337	871	3,675
Property & Casualty Other Operations	—	151	317	—	24	1
Group Benefits	4,147	411	3,306	35	1,121	—
Mutual Funds	649	(3)	—	47	448	—
Talcott Resolution	3,909	1,239	2,192	1,108	1,463	—
Corporate	209	23	(3)	—	710	—
Consolidated	19,041	2,918	13,282	2,444	5,807	9,852
For the year ended December 31, 2010
Property & Casualty Commercial	5,840	935	3,370	905	1,094	5,796
Consumer Markets	4,119	187	2,951	371	816	3,886
Property & Casualty Other Operations	1	163	251	—	30	2
Group Benefits	4,278	429	3,331	40	1,128	—
Mutual Funds	664	(8)	—	51	458	—
Talcott Resolution	3,929	1,555	2,105	325	1,441	—
Corporate	188	81	(2)	—	833	1
Consolidated	19,019	3,342	12,006	1,692	5,800	9,685

[1]	Includes interest expense, goodwill impairment, loss on extinguishment of debt, and reinsurance loss on disposition.

[2]	Excludes life insurance pursuant to Regulation S-X.